SUPPLEMENT DATED DECEMBER 7, 2009
TO

PROSPECTUSES DATED MAY 1, 2009
FOR SUN LIFE FINANCIAL MASTERS ACCESS, SUN LIFE FINANCIAL MASTERS EXTRA,
SUN LIFE FINANCIAL MASTERS CHOICE, SUN LIFE FINANCIAL MASTERS FLEX,
AND MFS REGATTA CHOICE

PROSPECTUS DATED MAY 1, 2008
FOR MFS REGATTA EXTRA

PROSPECTUSES DATED MAY 1, 2007
MFS REGATTA CHOICE II AND MFS REGATTA FLEX II

PROSPECTUSES DATED MAY 1, 2006
FOR MFS REGATTA ACCESS AND MFS REGATTA FLEX FOUR

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

On November 23, 2009, shareholders approved the mergers of the following portfolios of the MFS Variable Insurance Trust II after the close of business on December 4, 2009:

MFS Capital Appreciation Portfolio	merged with and into	MFS Massachusetts Investors Growth Stock Portfolio

MFS Mid Cap Value Portfolio	merged with and into	MFS Value Portfolio

MFS Capital Appreciation Portfolio and MFS Mid Cap Value Portfolio are no longer available for investment and all references to these portfolios are hereby deleted from the prospectus.

Please retain this supplement with your Prospectus for future reference.

MFS Both Funds (US) 12/09